Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment [Abstract]
Capitalized internal-use software development costs, Useful life	3 years	3 years
Capitalized internal-use software development costs	$ 80,281	$ 56,971
Less: accumulated amortization	(23,901)	(4,365)
Property and equipment	$ 56,380	$ 52,606